REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of Detailed Information About Timing Of Revenue [Table Text Block]
A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Over time:
Charter hire	82,511	193,631	210,079
Freight revenue	143,535	236,327	245,179
Vessel revenue	226,046	429,958	455,258

Management fees	2,945	521	581
Other	2,945	521	581

At a point in time:
Sale of ships	153,668	29,600	-
Sale of bunkers and other consumables	4,437	381	-
Ship sales	158,105	29,981	-

	387,096	460,460	455,839